JPMorgan US Equity Fund Expense Example - L Shares [Member] - JPMorgan US Equity Fund - Class L	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	$ 701